December 31, 2004	• Pacific Select Fund • Pacific Select Exec • Separate Account of Pacific Life Insurance Company

Annual
Reports

Pacific Select

TABLE OF CONTENTS

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-5
Statements of Changes in Net Assets	D-9
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Special Meetings of Shareholders	H-3
Where to Go for More Information	I-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Financial Statements:
Statements of Assets and Liabilities	J-1
Statements of Operations	J-5
Statements of Changes in Net Assets	J-9
Financial Highlights	K-1
Notes to Financial Statements	L-1
Report of Independent Registered Public Accounting Firm	M-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
(In thousands)

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health		Focused
	Chip	Growth	Research	Duration Bond	TollkeeperSM	Services	Sciences	Technology	30
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Blue Chip Portfolio	$66,740
Aggressive Growth Portfolio		$16,799
Diversified Research Portfolio			$57,426
Short Duration Bond Portfolio				$32,933
I-Net Tollkeeper PortfolioSM					$6,114
Financial Services Portfolio						$7,011
Health Sciences Portfolio							$12,251
Technology Portfolio								$9,678
Focused 30 Portfolio									$8,882
Receivables:
Due from Pacific Life Insurance Company	53	1	13	28	2	199	214	—	—
Fund shares redeemed	—	—	—	—	—	—	—	13	26

Total Assets	66,793	16,800	57,439	32,961	6,116	7,210	12,465	9,691	8,908

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—	—	13	26
Fund shares purchased	53	1	13	28	2	199	214	—	—

Total Liabilities	53	1	13	28	2	199	214	13	26

NET ASSETS	$66,740	$16,799	$57,426	$32,933	$6,114	$7,011	$12,251	$9,678	$8,882

Shares Owned in each Portfolio	8,521	1,902	4,874	3,361	1,377	644	1,259	2,066	1,084

Cost of Investments	$61,763	$14,641	$50,750	$33,382	$5,328	$6,096	$10,813	$9,258	$7,251

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004
(In thousands)

	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap	Multi-	Main
	LT	Value	Value	Opportunities	Large-Cap	Index	Index	Strategy	Street® Core
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Growth LT Portfolio	$298,732
Mid-Cap Value Portfolio		$159,059
International Value Portfolio			$212,291
Capital Opportunities Portfolio				$15,841
International Large-Cap Portfolio					$88,145
Equity Index Portfolio						$496,919
Small-Cap Index Portfolio							$301,641
Multi-Strategy Portfolio								$105,253
Main Street® Core Portfolio									$147,679
Receivables:
Due from Pacific Life Insurance Company	88	—	37	15	52	429	—	74	25
Fund shares redeemed	—	163	—	—	—	—	31	—	—

Total Assets	298,820	159,222	212,328	15,856	88,197	497,348	301,672	105,327	147,704

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	163	—	—	—	—	31	—	—
Fund shares purchased	88	—	37	15	52	429	—	74	25

Total Liabilities	88	163	37	15	52	429	31	74	25

NET ASSETS	$298,732	$159,059	$212,291	$15,841	$88,145	$496,919	$301,641	$105,253	$147,679

Shares Owned in each Portfolio	15,441	8,718	14,326	1,812	11,206	17,267	21,926	6,431	7,285

Cost of Investments	$367,826	$123,371	$160,640	$13,459	$74,030	$513,664	$258,971	$95,329	$148,096

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004
(In thousands)

	Emerging	Inflation	Managed	Small-Cap	Money	High Yield	Equity		Aggressive
	Markets	Managed	Bond	Value	Market	Bond	Income	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Emerging Markets Portfolio	$56,485
Inflation Managed Portfolio		$122,600
Managed Bond Portfolio			$225,105
Small-Cap Value Portfolio				$32,499
Money Market Portfolio					$273,645
High Yield Bond Portfolio						$77,993
Equity Income Portfolio							$15,664
Equity Portfolio								$48,978
Aggressive Equity Portfolio									$37,157
Receivables:
Due from Pacific Life Insurance Company	7	57	186	39	1,648	—	12	6	11
Fund shares redeemed	—	—	—	—	—	1,218	—	—	—

Total Assets	56,492	122,657	225,291	32,538	275,293	79,211	15,676	48,984	37,168

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	1,218	—	—	—
Fund shares purchased	7	57	186	39	1,648	—	12	6	11

Total Liabilities	7	57	186	39	1,648	1,218	12	6	11

NET ASSETS	$56,485	$122,600	$225,105	$32,499	$273,645	$77,993	$15,664	$48,978	$37,157

Shares Owned in each Portfolio	4,302	9,899	19,944	2,153	27,132	10,905	1,324	2,695	3,451

Cost of Investments	$32,961	$117,914	$222,217	$27,335	$273,771	$73,734	$13,956	$48,710	$28,010

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004
(In thousands)

	Large-Cap		Real	Mid-Cap
	Value	Comstock	Estate	Growth	Variable	Variable	Variable	Variable
	Variable	Variable	Variable	Variable	Account	Account	Account	Account
	Account	Account	Account	Account	I	II	III	V

ASSETS
Investments:
Large-Cap Value Portfolio	$144,430
Comstock Portfolio		$45,781
Real Estate Portfolio			$79,629
Mid-Cap Growth Portfolio				$20,340
Brandes International Equity Fund					$55,571
Turner Core Growth Fund						$26,763
Frontier Capital Appreciation Fund							$48,474
Business Opportunity Value Fund								$9,117

Receivables:
Due from Pacific Life Insurance Company	61	15	—	—	—	19	18	13
Fund shares redeemed	—	—	133	6	51	—	—	—

Total Assets	144,491	45,796	79,762	20,346	55,622	26,782	48,492	9,130

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	133	6	51	—	—	—
Fund shares purchased	61	15	—	—	—	19	18	13

Total Liabilities	61	15	133	6	51	19	18	13

NET ASSETS	$144,430	$45,781	$79,629	$20,340	$55,571	$26,763	$48,474	$9,117

Shares Owned in each Portfolio/Fund	11,447	4,430	3,750	2,983	3,269	1,829	2,248	745

Cost of Investments	$122,285	$39,521	$54,878	$16,837	$43,870	$22,465	$42,262	$7,361

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
(In thousands)

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health		Focused
	Chip	Growth	Research	Duration Bond	Tollkeeper	Services	Sciences	Technology	30
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$401	$—	$319	$645	$—	$57	$—	$—	$4

Net Investment Income	401	—	319	645	—	57	—	—	4

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(449)	10	3,012	(36)	534	251	595	823	289
Change in net unrealized appreciation (depreciation) on investments	3,040	1,458	1,738	(352)	84	208	142	(671)	727

Net Gain (Loss) on Investments	2,591	1,468	4,750	(388)	618	459	737	152	1,016

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,992	$1,468	$5,069	$257	$618	$516	$737	$152	$1,020

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004
(In thousands)

	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap	Multi-	Main
	LT	Value	Value	Opportunities	Large-Cap	Index	Index	Strategy	Street Core
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$519	$3,050	$106	$785	$8,127	$1,702	$1,752	$1,839

Net Investment Income	—	519	3,050	106	785	8,127	1,702	1,752	1,839

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(60,456)	2,665	4,253	(249)	3,410	(4,029)	13,176	(1,531)	(7,413)
Change in net unrealized appreciation on investments	88,693	25,151	22,440	1,859	9,043	43,129	28,118	9,194	18,672

Net Gain on Investments	28,237	27,816	26,693	1,610	12,453	39,100	41,294	7,663	11,259

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,237	$28,335	$29,743	$1,716	$13,238	$47,227	$42,996	$9,415	$13,098

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004
(In thousands)

	Emerging	Inflation	Managed	Small-Cap	Money	High Yield	Equity		Aggressive
	Markets	Managed	Bond	Value	Market	Bond	Income	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$802	$7,896	$8,887	$947	$3,080	$5,105	$220	$371	$226

Net Investment Income	802	7,896	8,887	947	3,080	5,105	220	371	226

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	2,444	1,422	1,661	656	(11)	2,526	1,910	(6,552)	(2,131)
Change in net unrealized appreciation (depreciation) on investments	10,982	479	821	3,452	(16)	(896)	(231)	8,642	7,685

Net Gain (Loss) on Investments	13,426	1,901	2,482	4,108	(27)	1,630	1,679	2,090	5,554

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,228	$9,797	$11,369	$5,055	$3,053	$6,735	$1,899	$2,461	$5,780

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004
(In thousands)

	Large-Cap		Real	Mid-Cap
	Value	Comstock	Estate	Growth	Variable	Variable	Variable	Variable
	Variable	Variable	Variable	Variable	Account	Account	Account	Account
	Account	Account	Account	Account	I	II	III	V

INVESTMENT INCOME
Dividends	$1,742	$449	$2,022	$—	$3,229	$65	$—	$103

Net Investment Income	1,742	449	2,022	—	3,229	65	—	103

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	744	35	1,437	679	(1)	(997)	5,984	160
Change in net unrealized appreciation (depreciation) on investments	10,039	4,178	17,135	2,632	6,980	3,390	(2,980)	984

Net Gain on Investments	10,783	4,213	18,572	3,311	6,979	2,393	3,004	1,144

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,525	$4,662	$20,594	$3,311	$10,208	$2,458	$3,004	$1,247

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Blue Chip		Aggressive Growth		Diversified Research		Short Duration Bond
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$401	$94	$—	$—	$319	$123	$645	$244
Net realized gain (loss) from security transactions	(449)	(2,845)	10	(181)	3,012	(284)	(36)	(3)
Change in net unrealized appreciation (depreciation) on investments	3,040	10,976	1,458	1,314	1,738	7,877	(352)	(97)

Net Increase in Net Assets Resulting from Operations	2,992	8,225	1,468	1,133	5,069	7,716	257	144

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	12,839	9,540	2,369	1,451	8,270	4,895	5,889	2,250
Transfers between variable accounts, net	14,031	5,792	7,275	1,136	5,644	20,412	12,750	16,405
Transfers—policy charges and deductions	(5,891)	(4,318)	(928)	(670)	(3,277)	(1,858)	(2,316)	(924)
Transfers—surrenders	(2,329)	(1,473)	(314)	(134)	(1,594)	(800)	(854)	(289)
Transfers—other	(764)	(236)	781	(123)	(552)	326	(282)	(97)

Net Increase in Net Assets Derived from Policy Transactions	17,886	9,305	9,183	1,660	8,491	22,975	15,187	17,345

NET INCREASE IN NET ASSETS	20,878	17,530	10,651	2,793	13,560	30,691	15,444	17,489

NET ASSETS
Beginning of Year/Period	45,862	28,332	6,148	3,355	43,866	13,175	17,489	—

End of Year/Period	$66,740	$45,862	$16,799	$6,148	$57,426	$43,866	$32,933	$17,489

(1)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	I-Net Tollkeeper		Financial Services		Health Sciences		Technology
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$57	$33	$—	$—	$—	$—
Net realized gain (loss) from security transactions	534	340	251	(80)	595	(400)	823	(705)
Change in net unrealized appreciation (depreciation) on investments	84	1,103	208	1,087	142	2,278	(671)	2,287

Net Increase in Net Assets Resulting from Operations	618	1,443	516	1,040	737	1,878	152	1,582

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,091	850	1,110	904	1,847	1,726	1,917	1,017
Transfers between variable accounts, net	(830)	1,370	948	607	1,204	1,156	(134)	4,074
Transfers—policy charges and deductions	(603)	(518)	(602)	(470)	(1,052)	(854)	(928)	(546)
Transfers—surrenders	(159)	(153)	(209)	(90)	(404)	(295)	(254)	(213)
Transfers—other	(87)	(43)	(55)	(22)	100	(16)	(121)	(55)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(588)	1,506	1,192	929	1,695	1,717	480	4,277

NET INCREASE IN NET ASSETS	30	2,949	1,708	1,969	2,432	3,595	632	5,859

NET ASSETS
Beginning of Year	6,084	3,135	5,303	3,334	9,819	6,224	9,046	3,187

End of Year	$6,114	$6,084	$7,011	$5,303	$12,251	$9,819	$9,678	$9,046

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Focused 30		Growth LT		Mid-Cap Value		International Value
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4	$—	$—	$—	$519	$486	$3,050	$2,660
Net realized gain (loss) from security transactions	289	(269)	(60,456)	(63,914)	2,665	(860)	4,253	(34,675)
Change in net unrealized appreciation on investments	727	1,512	88,693	138,811	25,151	23,008	22,440	71,700

Net Increase in Net Assets Resulting from Operations	1,020	1,243	28,237	74,897	28,335	22,634	29,743	39,685

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,190	722	37,877	42,999	16,492	13,018	24,517	22,488
Transfers between variable accounts, net	2,381	1,748	(17,348)	(9,138)	24,263	15,127	2,727	4,620
Transfers—policy charges and deductions	(669)	(443)	(24,781)	(26,001)	(9,523)	(7,569)	(13,559)	(12,615)
Transfers—surrenders	(159)	(83)	(17,271)	(15,473)	(5,087)	(3,976)	(11,536)	(11,031)
Transfers—other	(157)	(135)	(1,979)	(1,631)	478	308	(1,047)	(1,107)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,586	1,809	(23,502)	(9,244)	26,623	16,908	1,102	2,355

NET INCREASE IN NET ASSETS	3,606	3,052	4,735	65,653	54,958	39,542	30,845	42,040

NET ASSETS
Beginning of Year	5,276	2,224	293,997	228,344	104,101	64,559	181,446	139,406

End of Year	$8,882	$5,276	$298,732	$293,997	$159,059	$104,101	$212,291	$181,446

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Capital Opportunities		International Large-Cap		Equity Index		Small-Cap Index
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$106	$43	$785	$593	$8,127	$6,064	$1,702	$362
Net realized gain (loss) from security transactions	(249)	(732)	3,410	8,646	(4,029)	(9,965)	13,176	(995)
Change in net unrealized appreciation on investments	1,859	3,061	9,043	4,710	43,129	101,994	28,118	21,550

Net Increase in Net Assets Resulting from Operations	1,716	2,372	13,238	13,949	47,227	98,093	42,996	20,917

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,020	2,473	13,216	9,082	60,370	61,634	23,946	7,063
Transfers between variable accounts, net	912	1,154	8,576	11,542	6,455	10,102	187,796	17,309
Transfers—policy charges and deductions	(1,484)	(1,182)	(6,667)	(4,641)	(34,363)	(33,099)	(14,086)	(3,579)
Transfers—surrenders	(558)	(406)	(3,216)	(1,774)	(26,964)	(34,081)	(11,134)	(1,580)
Transfers—other	(222)	(53)	(596)	(13)	(2,079)	334	(1,743)	607

Net Increase in Net Assets Derived from Policy Transactions	1,668	1,986	11,313	14,196	3,419	4,890	184,779	19,820

NET INCREASE IN NET ASSETS	3,384	4,358	24,551	28,145	50,646	102,983	227,775	40,737

NET ASSETS
Beginning of Year	12,457	8,099	63,594	35,449	446,273	343,290	73,866	33,129

End of Year	$15,841	$12,457	$88,145	$63,594	$496,919	$446,273	$301,641	$73,866

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Multi-Strategy		Main Street Core		Emerging Markets		Inflation Managed
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,752	$1,452	$1,839	$1,263	$802	$299	$7,896	$6,206
Net realized gain (loss) from security transactions	(1,531)	(8,358)	(7,413)	(21,020)	2,444	(32)	1,422	4,474
Change in net unrealized appreciation (depreciation) on investments	9,194	27,600	18,672	49,923	10,982	14,225	479	(2,326)

Net Increase in Net Assets Resulting from Operations	9,415	20,694	13,098	30,166	14,228	14,492	9,797	8,354

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	11,279	10,932	16,263	16,815	5,084	3,725	13,838	13,510
Transfers between variable accounts, net	865	1,350	(268)	2,015	5,408	3,117	9,493	(296)
Transfers—policy charges and deductions	(7,024)	(7,240)	(10,831)	(11,246)	(3,209)	(2,308)	(8,248)	(7,257)
Transfers—surrenders	(5,030)	(34,487)	(11,657)	(10,020)	(2,054)	(1,431)	(5,028)	(7,299)
Transfers—other	(579)	(523)	(1,205)	(627)	(406)	(240)	(430)	(1,667)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(489)	(29,968)	(7,698)	(3,063)	4,823	2,863	9,625	(3,009)

NET INCREASE (DECREASE) IN NET ASSETS	8,926	(9,274)	5,400	27,103	19,051	17,355	19,422	5,345

NET ASSETS
Beginning of Year	96,327	105,601	142,279	115,176	37,434	20,079	103,178	97,833

End of Year	$105,253	$96,327	$147,679	$142,279	$56,485	$37,434	$122,600	$103,178

(1)	Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Managed Bond		Small-Cap Value		Money Market		High Yield Bond
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,887	$21,103	$947	$92	$3,080	$2,447	$5,105	$4,703
Net realized gain (loss) from security transactions	1,661	5,626	656	49	(11)	(123)	2,526	(2,700)
Change in net unrealized appreciation (depreciation) on investments	821	(12,882)	3,452	1,712	(16)	102	(896)	9,721

Net Increase in Net Assets Resulting from Operations	11,369	13,847	5,055	1,853	3,053	2,426	6,735	11,724

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	27,036	28,299	3,768	1,216	229,223	241,275	7,469	7,582
Transfers between variable accounts, net	1,594	(5,359)	13,937	9,966	(174,655)	(218,750)	343	8,147
Transfers—policy charges and deductions	(15,392)	(17,439)	(1,597)	(471)	(26,456)	(31,670)	(4,996)	(4,858)
Transfers—surrenders	(15,280)	(24,919)	(598)	(195)	(23,375)	(31,683)	(4,147)	(4,005)
Transfers—other	(1,375)	(9,168)	(389)	(46)	(12,072)	(10,388)	(228)	(628)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,417)	(28,586)	15,121	10,470	(7,335)	(51,216)	(1,559)	6,238

NET INCREASE (DECREASE) IN NET ASSETS	7,952	(14,739)	20,176	12,323	(4,282)	(48,790)	5,176	17,962

NET ASSETS
Beginning of Year/Period	217,153	231,892	12,323	—	277,927	326,717	72,817	54,855

End of Year/Period	$225,105	$217,153	$32,499	$12,323	$273,645	$277,927	$77,993	$72,817

(1)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity Income		Equity		Aggressive Equity		Large-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$220	$152	$371	$170	$226	$161	$1,742	$1,107
Net realized gain (loss) from security transactions	1,910	(85)	(6,552)	(11,798)	(2,131)	(7,241)	744	(7,306)
Change in net unrealized appreciation (depreciation) on investments	(231)	2,485	8,642	21,417	7,685	16,161	10,039	30,393

Net Increase in Net Assets Resulting from Operations	1,899	2,552	2,461	9,789	5,780	9,081	12,525	24,194

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,671	3,738	7,487	9,290	5,107	6,016	21,822	16,843
Transfers between variable accounts, net	(1,435)	2,550	(3,009)	(2,904)	(3,252)	496	19,377	12,586
Transfers—policy charges and deductions	(1,303)	(997)	(4,057)	(4,529)	(3,057)	(3,278)	(11,136)	(8,549)
Transfers—surrenders	(659)	(258)	(3,571)	(1,881)	(3,226)	(2,149)	(5,201)	(2,734)
Transfers—other	(52)	(179)	(410)	226	(169)	452	(904)	(339)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	222	4,854	(3,560)	202	(4,597)	1,537	23,958	17,807

NET INCREASE (DECREASE) IN NET ASSETS	2,121	7,406	(1,099)	9,991	1,183	10,618	36,483	42,001

NET ASSETS
Beginning of Year	13,543	6,137	50,077	40,086	35,974	25,356	107,947	65,946

End of Year	$15,664	$13,543	$48,978	$50,077	$37,157	$35,974	$144,430	$107,947

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Comstock		Real Estate		Mid-Cap Growth
	Variable Account (1)		Variable Account		Variable Account		Variable Account I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$449	$93	$2,022	$2,064	$—	$—	$3,229	$359
Net realized gain (loss) from security transactions	35	(130)	1,437	1,100	679	909	(1)	(1,190)
Change in net unrealized appreciation on investments	4,178	2,873	17,135	9,557	2,632	1,629	6,980	12,835

Net Increase in Net Assets Resulting from Operations	4,662	2,836	20,594	12,721	3,311	2,538	10,208	12,004

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	4,133	2,111	8,206	6,061	3,133	2,106	5,481	4,406
Transfers between variable accounts, net	23,031	8,464	10,440	2,933	2,805	4,094	4,023	2,697
Transfers—policy charges and deductions	(2,054)	(1,024)	(4,676)	(3,684)	(1,622)	(1,176)	(2,445)	(1,828)
Transfers—surrenders	(905)	(390)	(2,518)	(2,282)	(931)	(196)	(902)	(984)
Transfers—other	1,171	(76)	(644)	(12)	(169)	(18)	(473)	(122)

Net Increase in Net Assets Derived from Policy Transactions	25,376	9,085	10,808	3,016	3,216	4,810	5,684	4,169

NET INCREASE IN NET ASSETS	30,038	11,921	31,402	15,737	6,527	7,348	15,892	16,173

NET ASSETS
Beginning of Year	15,743	3,822	48,227	32,490	13,813	6,465	39,679	23,506

End of Year	$45,781	$15,743	$79,629	$48,227	$20,340	$13,813	$55,571	$39,679

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Account II		Variable Account III		Variable Account V
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$65	$38	$—	$—	$103	$28
Net realized gain (loss) from security transactions	(997)	(2,359)	5,984	(933)	160	(83)
Change in net unrealized appreciation (depreciation) on investments	3,390	6,460	(2,980)	12,659	984	998

Net Increase in Net Assets Resulting from Operations	2,458	4,139	3,004	11,726	1,247	943

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,628	2,618	4,143	4,561	825	630
Transfers between variable accounts, net	3,288	3,819	5,245	9,073	2,792	1,635
Transfers—policy charges and deductions	(1,625)	(1,131)	(2,233)	(1,812)	(344)	(223)
Transfers—surrenders	(486)	(662)	(1,068)	(1,251)	(59)	(39)
Transfers—other	(171)	(6)	324	(70)	(28)	8

Net Increase in Net Assets Derived from Policy Transactions	4,634	4,638	6,411	10,501	3,186	2,011

NET INCREASE IN NET ASSETS	7,092	8,777	9,415	22,227	4,433	2,954

NET ASSETS
Beginning of Year	19,671	10,894	39,059	16,832	4,684	1,730

End of Year	$26,763	$19,671	$48,474	$39,059	$9,117	$4,684

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

     Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

	AUV			Ratios of
	at	Number	Total	Investment
For the	End	of	Net	Income to
Year or Period	of Year/	Units	Assets	Average Net	Total
Ended	Period	Outstanding	(in $000's)	Assets (1)	Returns (2)

Blue Chip
2004	$7.53	8,859,994	$66,740	0.73%	4.65%
2003	7.20	6,371,597	45,862	0.27%	25.36%
2002	5.74	4,934,487	28,332	0.14%	(25.94%)
01/04/2001 – 12/31/2001 (3)	7.75	2,811,771	21,799	0.12%	(21.39%)

Aggressive Growth
2004	$8.83	1,902,700	$16,799	0.00%	11.88%
2003	7.89	779,123	6,148	0.00%	26.66%
2002	6.23	538,452	3,355	0.00%	(22.32%)
01/04/2001 – 12/31/2001 (3)	8.02	687,433	5,514	0.00%	(18.82%)

Diversified Research
2004	$12.38	4,639,224	$57,426	0.63%	11.20%
2003	11.13	3,940,814	43,866	0.48%	32.63%
2002	8.39	1,569,725	13,175	0.29%	(24.19%)
2001 (3)	11.07	1,981,854	21,942	0.27%	(2.05%)

Short Duration Bond
2004	$10.22	3,222,976	$32,933	2.57%	1.21%
05/01/2003 – 12/31/2003	10.10	1,732,267	17,489	2.67%	0.96%

I-Net Tollkeeper
2004	$4.44	1,376,886	$6,114	0.00%	12.66%
2003	3.94	1,543,338	6,084	0.00%	43.22%
2002	2.75	1,139,068	3,135	0.00%	(38.62%)
2001 (3)	4.48	904,785	4,057	0.00%	(32.93%)

Financial Services
2004	$10.99	637,866	$7,011	0.92%	8.72%
2003	10.11	524,534	5,303	0.83%	29.00%
2002	7.84	425,502	3,334	0.27%	(14.59%)
01/04/2001 – 12/31/2001 (3)	9.17	292,594	2,685	0.49%	(7.97%)

Health Sciences
2004	$10.52	1,164,155	$12,251	0.00%	7.54%
2003	9.79	1,003,438	9,819	0.00%	27.82%
2002	7.66	812,945	6,224	0.00%	(23.30%)
01/04/2001 – 12/31/2001 (3)	9.98	598,921	5,978	0.00%	1.04%

Technology
2004	$4.93	1,963,166	$9,678	0.00%	3.67%
2003	4.76	1,902,193	9,046	0.00%	42.58%
2002	3.34	955,613	3,187	0.00%	(46.34%)
01/05/2001 – 12/31/2001 (3)	6.22	627,943	3,903	0.00%	(36.41%)

Focused 30
2004	$8.25	1,076,135	$8,882	0.06%	14.85%
2003	7.19	734,167	5,276	0.00%	42.26%
2002	5.05	440,228	2,224	0.17%	(29.41%)
2001 (3)	7.16	264,148	1,890	0.07%	(13.24%)

Growth LT
2004	$36.80	8,117,880	$298,732	0.00%	10.40%
2003	33.33	8,820,098	293,997	0.00%	33.98%
2002	24.88	9,178,024	228,344	0.99%	(28.97%)
2001 (3)	35.03	9,878,677	346,022	17.28%	(28.84%)

Mid-Cap Value
2004	$20.22	7,867,057	$159,059	0.42%	25.08%
2003	16.16	6,439,885	104,101	0.59%	29.10%
2002	12.52	5,156,119	64,559	6.60%	(14.46%)
2001 (3)	14.64	4,920,202	72,018	3.58%	13.93%

International Value
2004	$23.80	8,918,003	$212,291	1.64%	16.42%
2003	20.45	8,873,873	181,446	1.78%	27.71%
2002	16.01	8,707,275	139,406	0.96%	(13.91%)
2001 (3)	18.60	9,153,924	170,229	2.73%	(22.30%)

Capital Opportunities
2004	$8.16	1,941,110	$15,841	0.79%	12.69%
2003	7.24	1,720,188	12,457	0.45%	27.13%
2002	5.70	1,421,819	8,099	0.19%	(26.78%)
01/12/2001 – 12/31/2001 (3)	7.78	1,093,055	8,503	0.21%	(21.52%)

International Large-Cap
2004	$8.18	10,780,247	$88,145	1.08%	18.61%
2003	6.89	9,224,647	63,594	1.31%	30.52%
2002	5.28	6,711,211	35,449	0.95%	(17.63%)
2001 (3)	6.41	5,031,727	32,264	0.84%	(18.63%)

Equity Index
2004	$44.71	11,113,375	$496,919	1.78%	10.58%
2003	40.43	11,037,075	446,273	1.59%	28.29%
2002	31.52	10,892,323	343,290	9.46%	(22.34%)
2001 (3)	40.58	10,509,402	426,521	1.46%	(11.18%)

Small-Cap Index
2004	$15.66	19,260,276	$301,641	0.84%	17.76%
2003	13.30	5,554,119	73,866	0.71%	46.53%
2002	9.08	3,649,989	33,129	0.82%	(21.19%)
2001 (3)	11.52	3,111,792	35,837	9.13%	2.78%

Multi-Strategy
2004	$43.12	2,441,059	$105,253	1.76%	9.81%
2003	39.26	2,453,312	96,327	1.47%	23.28%
2002	31.85	3,315,491	105,601	3.09%	(13.06%)
2001 (3)	36.64	4,275,164	156,631	2.68%	(0.79%)

Main Street Core (4)
2004	$43.37	3,405,144	$147,679	1.32%	9.54%
2003	39.59	3,593,636	142,279	1.03%	26.96%
2002	31.19	3,693,237	115,176	0.70%	(28.40%)
2001 (3)	43.56	4,485,299	195,359	1.88%	(7.87%)

See Notes to Financial Statements	See explanation of references on K-2

K-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV			Ratios of
	at	Number	Total	Investment
For the	End	of	Net	Income to
Year or Period	of Year/	Units	Assets	Average Net	Total
Ended	Period	Outstanding	(in $000's)	Assets (1)	Returns (2)

Emerging Markets
2004	$14.01	4,032,143	$56,485	1.90%	34.62%
2003	10.41	3,597,135	37,434	1.20%	68.42%
2002	6.18	3,249,820	20,079	0.48%	(3.07%)
2001 (3)	6.37	3,266,714	20,822	0.16%	(9.32%)

Inflation Managed (5)
2004	$36.94	3,319,185	$122,600	7.02%	8.90%
2003	33.92	3,041,925	103,178	6.09%	8.24%
2002	31.34	3,122,159	97,833	2.28%	15.45%
2001 (3)	27.14	1,561,993	42,395	3.63%	4.28%

Managed Bond
2004	$36.24	6,211,565	$225,105	4.08%	5.38%
2003	34.39	6,314,379	217,153	9.40%	6.24%
2002	32.37	7,163,388	231,892	5.42%	10.93%
2001 (3)	29.18	7,087,634	206,826	5.14%	6.65%

Small-Cap Value
2004	$15.79	2,058,033	$32,499	4.68%	24.41%
05/01/2003 – 12/31/2003	12.69	970,884	12,323	1.76%	26.93%

Money Market
2004	$20.21	13,542,076	$273,645	1.01%	1.01%
2003	20.01	13,892,825	277,927	0.80%	0.79%
2002	19.85	16,460,385	326,717	1.43%	1.42%
2001 (3)	19.57	11,632,924	227,674	3.70%	3.85%

High Yield Bond
2004	$34.79	2,241,878	$77,993	7.12%	9.42%
2003	31.79	2,290,346	72,817	7.37%	20.29%
2002	26.43	2,075,480	54,855	8.67%	(3.00%)
2001 (3)	27.25	1,987,170	54,147	9.89%	1.17%

Equity Income
2004	$12.24	1,279,352	$15,664	1.41%	12.19%
2003	10.91	1,240,969	13,543	1.59%	26.24%
01/02/2002 – 12/31/2002	8.65	709,867	6,137	1.71%	(13.55%)

Equity
2004	$11.65	4,204,821	$48,978	0.79%	5.14%
2003	11.08	4,520,255	50,077	0.38%	24.33%
2002	8.91	4,498,857	40,086	0.40%	(26.51%)
2001 (3)	12.12	4,379,878	53,102	6.78%	(20.84%)

Aggressive Equity
2004	$12.59	2,951,152	$37,157	0.66%	18.94%
2003	10.59	3,398,472	35,974	0.53%	33.14%
2002	7.95	3,189,278	25,356	0.00%	(25.09%)
2001 (3)	10.61	2,892,614	30,701	0.00%	(16.90%)

Large-Cap Value
2004	$13.43	10,752,848	$144,430	1.39%	9.93%
2003	12.22	8,834,486	107,947	1.31%	31.24%
2002	9.31	7,083,069	65,946	1.05%	(22.96%)
2001 (3)	12.08	6,199,163	74,915	3.85%	(3.04%)

Comstock (6)
2004	$10.56	4,333,807	$45,781	1.88%	17.17%
2003	9.02	1,746,197	15,743	1.03%	31.38%
2002	6.86	556,955	3,822	0.10%	(22.15%)
2001 (3)	8.82	373,489	3,292	0.43%	(9.20%)

Real Estate (7)
2004	$27.16	2,931,932	$79,629	3.37%	37.62%
2003	19.74	2,443,728	48,227	5.29%	37.52%
2002	14.35	2,264,017	32,490	5.71%	(0.32%)
2001 (3)	14.40	1,471,261	21,181	4.06%	8.79%

Mid-Cap Growth
2004	$6.65	3,056,878	$20,340	0.00%	21.59%
2003	5.47	2,524,178	13,813	0.00%	30.39%
2002	4.20	1,540,456	6,465	0.00%	(47.03%)
01/04/2001 – 12/31/2001 (3)	7.92	750,712	5,948	0.00%	(19.83%)

I
2004	$24.90	2,231,535	$55,571	7.23%	24.00%
2003	20.08	1,975,752	39,679	1.27%	47.43%
2002	13.62	1,725,503	23,506	4.65%	(15.30%)
2001 (3)	16.08	1,503,806	24,187	5.27%	(12.77%)

II
2004	$18.38	1,456,339	$26,763	0.30%	11.19%
2003	16.53	1,190,189	19,671	0.28%	34.58%
2002	12.28	887,140	10,894	0.27%	(26.52%)
2001 (3)	16.71	679,453	11,356	0.11%	(22.46%)

III
2004	$25.42	1,907,181	$48,474	0.00%	9.33%
2003	23.25	1,680,154	39,059	0.00%	55.89%
2002	14.91	1,128,715	16,832	0.00%	(25.28%)
2001 (3)	19.96	999,083	19,940	0.84%	(0.36%)

V
2004	$13.09	696,561	$9,117	1.77%	22.60%
2003	10.68	438,776	4,684	0.91%	29.65%
02/06/2002 – 12/31/2002	8.23	210,060	1,730	1.22%	(17.66%)

(1)	The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through 12/28/2001, the last business day of the fiscal year for the Separate Account.

(4)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(5)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(6)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(7)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

See Notes to Financial Statements

K-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2004 is comprised of thirty-five subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM (Concentrated Growth effective February 1, 2005), Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account V. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each of the first thirty-one Variable Accounts invest in shares of the corresponding portfolios of Pacific Select Fund and the assets in each of the last four Variable Accounts (I, II, III, and V) invest in shares of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Business Opportunity Value Funds, respectively, which are all portfolios of M Fund, Inc. (collectively, the “Funds”). Each portfolio/fund pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections C through G of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

     On June 30, 2003, the net assets of the Clifton Enhanced U.S. Equity Fund, the underlying fund for the Variable Account IV, were liquidated. A total of 300,804 outstanding accumulation units (valued at $3,933,147) of the Variable Account IV at the end of that date were transferred to the Money Market Variable Account.

     The net assets of the Pacific Select Fund’s Research, Global Growth, Telecommunications, and Small-Cap Equity Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, Telecommunications, and Small-Cap Equity Variable Accounts, were transferred to the Pacific Select Fund’s Diversified Research, International Large-Cap, Technology, and Small-Cap Index Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). The Reorganization took place on December 31, 2003 for all these Portfolios, except for the Reorganization between the Small-Cap Equity Portfolio and the Small-Cap Index Portfolio, which took place on April 30, 2004. In connection with the Reorganization, a total of 313,082 outstanding accumulation units (valued at $3,023,558) of the Research Variable Account were exchanged for 271,631 accumulation units with equal value of the Diversified Research Variable Account; a total of 349,550 outstanding accumulation units (valued at $3,061,086) of the Global Growth Variable Account were exchanged for 444,029 accumulation units with equal value of the International Large-Cap Variable Account; a total of 529,844 outstanding accumulation units (valued at $1,849,527) of the Telecommunications Variable Account were exchanged for 388,931 accumulation units with equal value of the Technology Variable Account; and a total of 4,624,693 outstanding accumulation units (valued at $209,557,926) of the Small-Cap Equity Variable Account were exchanged for 15,637,302 accumulation units with equal value of the Small-Cap Index Variable account.

     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

     The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

2. SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     A. Valuation of Investments

     Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios/funds. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

     B. Security Transactions and Investment Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

     C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

3. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUNDS’ SHARES

     The cost of investments in the Funds’ shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account’s investments in the Funds as of December 31, 2004, were as follows (amounts in thousands):

	Variable Accounts
	Blue	Aggressive	Diversified	Short Duration	I-Net	Financial	Health
	Chip	Growth	Research	Bond	Tollkeeper	Services	Sciences

Total cost of investments at beginning of year	$43,925	$5,448	$38,928	$17,586	$5,381	$4,596	$8,524
Add: Total net proceeds from policy transactions	19,587	10,641	30,630	18,235	2,813	3,054	5,733
Reinvested distributions from the Funds	401	—	319	645	—	57	—

Sub-Total	63,913	16,089	69,877	36,466	8,194	7,707	14,257
Less: Cost of investments disposed during the year	2,150	1,448	19,127	3,084	2,866	1,611	3,444

Total cost of investments at end of year	61,763	14,641	50,750	33,382	5,328	6,096	10,813
Add: Unrealized appreciation (depreciation)	4,977	2,158	6,676	(449)	786	915	1,438

Total market value of investments at end of year	$66,740	$16,799	$57,426	$32,933	$6,114	$7,011	$12,251

	Tech-	Focused	Growth	Mid-Cap	International	Capital	International
	nology	30	LT	Value	Value	Opportunities	Large-Cap

Total cost of investments at beginning of year	$7,955	$4,372	$451,787	$93,564	$152,235	$11,933	$58,522
Add: Total net proceeds from policy transactions	6,030	4,026	16,504	49,765	33,188	3,468	31,782
Reinvested distributions from the Funds	—	4	—	519	3,050	106	785

Sub-Total	13,985	8,402	468,291	143,848	188,473	15,507	91,089
Less: Cost of investments disposed during the year	4,727	1,151	100,465	20,477	27,833	2,048	17,059

Total cost of investments at end of year	9,258	7,251	367,826	123,371	160,640	13,459	74,030
Add: Unrealized appreciation (depreciation)	420	1,631	(69,094)	35,688	51,651	2,382	14,115

Total market value of investments at end of year	$9,678	$8,882	$298,732	$159,059	$212,291	$15,841	$88,145

	Equity	Small-Cap	Multi-	Main Street	Emerging	Inflation	Managed
	Index	Index	Strategy	Core	Markets	Managed	Bond

Total cost of investments at beginning of year	$506,146	$59,314	$95,597	$161,369	$24,892	$98,971	$215,085
Add: Total net proceeds from policy transactions	46,765	242,646	16,681	11,107	11,215	22,483	20,764
Reinvested distributions from the Funds	8,127	1,702	1,752	1,839	802	7,896	8,887

Sub-Total	561,038	303,662	114,030	174,315	36,909	129,350	244,736
Less: Cost of investments disposed during the year	47,374	44,691	18,701	26,219	3,948	11,436	22,519

Total cost of investments at end of year	513,664	258,971	95,329	148,096	32,961	117,914	222,217
Add: Unrealized appreciation (depreciation)	(16,745)	42,670	9,924	(417)	23,524	4,686	2,888

Total market value of investments at end of year	$496,919	$301,641	$105,253	$147,679	$56,485	$122,600	$225,105

	Small-Cap	Money	High Yield	Equity		Aggressive	Large-Cap
	Value	Market	Bond	Income	Equity	Equity	Value

Total cost of investments at beginning of year	$10,611	$278,036	$67,662	$11,605	$58,450	$34,511	$95,841
Add: Total net proceeds from policy transactions	17,745	257,915	28,175	9,562	9,488	7,123	35,869
Reinvested distributions from the Funds	947	3,080	5,105	220	371	226	1,742

Sub-Total	29,303	539,031	100,942	21,387	68,309	41,860	133,452
Less: Cost of investments disposed during the year	1,968	265,260	27,208	7,431	19,599	13,850	11,167

Total cost of investments at end of year	27,335	273,771	73,734	13,956	48,710	28,010	122,285
Add: Unrealized appreciation (depreciation)	5,164	(126)	4,259	1,708	268	9,147	22,145

Total market value of investments at end of year	$32,499	$273,645	$77,993	$15,664	$48,978	$37,157	$144,430

		Real	Mid-Cap
	Comstock	Estate	Growth	I	II	III	V

Total cost of investments at beginning of year	$13,661	$40,612	$12,942	$34,958	$18,762	$29,867	$3,913
Add: Total net proceeds from policy transactions	26,499	16,433	7,968	11,431	9,146	30,812	3,962
Reinvested distributions from the Funds	449	2,022	—	3,229	65	—	103

Sub-Total	40,609	59,067	20,910	49,618	27,973	60,679	7,978
Less: Cost of investments disposed during the year	1,088	4,189	4,073	5,748	5,508	18,417	617

Total cost of investments at end of year	39,521	54,878	16,837	43,870	22,465	42,262	7,361
Add: Unrealized appreciation	6,260	24,751	3,503	11,701	4,298	6,212	1,756

Total market value of investments at end of year	$45,781	$79,629	$20,340	$55,571	$26,763	$48,474	$9,117

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

4. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

     Transactions in Separate Account units for the year ended December 31, 2004, were as follows (units in thousands):

	Variable Accounts
	Blue	Aggressive	Diversified	Short Duration	I-Net	Financial	Health
	Chip	Growth	Research	Bond	Tollkeeper	Services	Sciences

Total units outstanding at beginning of year	6,372	779	3,941	1,732	1,543	525	1,003
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	1,790	296	726	578	276	107	186
(b) Transfers between variable accounts, net	1,953	888	445	1,252	(228)	91	113
(c) Transfers—policy charges and deductions	(823)	(115)	(286)	(228)	(152)	(58)	(106)
(d) Transfers—surrenders	(326)	(38)	(139)	(84)	(41)	(21)	(41)
(e) Transfers—other	(106)	93	(48)	(27)	(21)	(6)	9

Sub-Total	2,488	1,124	698	1,491	(166)	113	161

Total units outstanding at end of year	8,860	1,903	4,639	3,223	1,377	638	1,164

	Tech-	Focused	Growth	Mid-Cap	International	Capital	International
	nology	30	LT	Value	Value	Opportunities	Large-Cap

Total units outstanding at beginning of year	1,902	734	8,820	6,440	8,874	1,720	9,225
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	414	158	1,122	935	1,162	405	1,826
(b) Transfers between variable accounts, net	(69)	318	(520)	1,300	122	120	1,182
(c) Transfers—policy charges and deductions	(202)	(89)	(736)	(540)	(643)	(200)	(922)
(d) Transfers—surrenders	(56)	(21)	(512)	(288)	(546)	(74)	(445)
(e) Transfers—other	(26)	(24)	(56)	20	(51)	(30)	(86)

Sub-Total	61	342	(702)	1,427	44	221	1,555

Total units outstanding at end of year	1,963	1,076	8,118	7,867	8,918	1,941	10,780

	Equity	Small-Cap	Multi-	Main Street	Emerging	Inflation	Managed
	Index	Index	Strategy	Core	Markets	Managed	Bond

Total units outstanding at beginning of year	11,037	5,554	2,453	3,594	3,597	3,042	6,314
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	1,461	1,733	281	402	458	393	768
(b) Transfers between variable accounts, net	151	13,926	22	(6)	492	274	39
(c) Transfers—policy charges and deductions	(831)	(1,018)	(176)	(268)	(290)	(234)	(437)
(d) Transfers—surrenders	(654)	(810)	(126)	(288)	(187)	(143)	(436)
(e) Transfers—other	(51)	(125)	(13)	(29)	(38)	(13)	(36)

Sub-Total	76	13,706	(12)	(189)	435	277	(102)

Total units outstanding at end of year	11,113	19,260	2,441	3,405	4,032	3,319	6,212

	Small-Cap	Money	High Yield	Equity		Aggressive	Large-Cap
	Value	Market	Bond	Income	Equity	Equity	Value

Total units outstanding at beginning of year	971	13,893	2,290	1,241	4,520	3,398	8,834
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	271	11,418	228	331	678	463	1,736
(b) Transfers between variable accounts, net	1,002	(8,705)	9	(113)	(270)	(324)	1,557
(c) Transfers—policy charges and deductions	(115)	(1,317)	(153)	(117)	(367)	(277)	(887)
(d) Transfers—surrenders	(44)	(1,164)	(127)	(59)	(320)	(295)	(414)
(e) Transfers—other	(27)	(583)	(5)	(4)	(36)	(14)	(73)

Sub-Total	1,087	(351)	(48)	38	(315)	(447)	1,919

Total units outstanding at end of year	2,058	13,542	2,242	1,279	4,205	2,951	10,753

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts
		Real	Mid-Cap
	Comstock	Estate	Growth	I	II	III	V

Total units outstanding at beginning of year	1,746	2,444	2,524	1,976	1,190	1,680	439
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	433	372	540	253	217	179	71
(b) Transfers between variable accounts, net	2,352	472	461	180	187	178	224
(c) Transfers—policy charges and deductions	(215)	(212)	(278)	(113)	(97)	(96)	(30)
(d) Transfers—surrenders	(95)	(115)	(160)	(42)	(29)	(46)	(5)
(e) Transfers—other	113	(29)	(30)	(22)	(12)	12	(2)

Sub-Total	2,588	488	533	256	266	227	258

Total units outstanding at end of year	4,334	2,932	3,057	2,232	1,456	1,907	697

5. CHARGES AND EXPENSES

     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy expenses for federal income tax purposes. Pacific Life also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

6. DIVIDENDS

     During the year ended December 31, 2004, the Funds declared dividends for each portfolio/fund, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Growth LT, Mid-Cap Growth, and Frontier Capital Appreciation Portfolios/Funds. The amounts distributed to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios/funds.

7. RELATED PARTY AGREEMENT

     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Pacific Life Insurance Company:

     We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account V, collectively, the “Variable Accounts”) as of December 31, 2004, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended (as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the year ended December 31, 2004, and for the period from commencement of operations through December 31, 2003), and the financial highlights for each of the four years in the period then ended (as to the Blue Chip, Aggressive Growth, Short Duration Bond, Financial Services, Health Sciences, Technology, Capital Opportunities, Small-Cap Value, Equity Income, Mid-Cap Growth Variable Accounts, and Variable Account V, for each of the periods from commencement of operations through December 31, 2004). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. Our procedures included confirmation of securities owned as of December 31, 2004. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2004, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 22, 2005

M-1

Annual Reports
as of December 31, 2004

•	Pacific Select Fund
•	Pacific Select Exec Separate Account of Pacific Life Insurance

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
Client Services Department
700 Newport Center Drive
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	15-17463-15